Deferred Tax Assets - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Deferred Tax Assets [Line Items]
Balance	$ 188	$ 428
Credit (charge) for the year		(241)
Exchange realignment	(2)	1
Balance		188
Valuation allowance	(186)
Credit loss in relation to accounts receivables [Member]
Schedule of Deferred Tax Assets [Line Items]
Balance	38	36
Credit (charge) for the year		2
Exchange realignment
Balance		38
Valuation allowance	(38)
Deferred taxable income [Member]
Schedule of Deferred Tax Assets [Line Items]
Balance		392
Credit (charge) for the year		(391)
Exchange realignment		(1)
Balance
Valuation allowance
Unused tax loss [Member]
Schedule of Deferred Tax Assets [Line Items]
Balance	150
Credit (charge) for the year		148
Exchange realignment	(2)	2
Balance		$ 150
Valuation allowance	$ (148)